Investment Securities - Amount of Interest Income from Taxable and Non-Taxable Investment Securities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest Income, Securities, Operating, by Taxable Status [Abstract]
Taxable	$ 2,680	$ 2,396	$ 2,043
Non-taxable	213	220	189
Total interest income from investment securities	$ 2,893	$ 2,616	$ 2,232